S000003866 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.48%	12.52%	12.67%
Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.78%	6.68%	8.09%
BlackRock Global Allocation Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	19.61%	5.98%	7.73%